Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES

NOTE 12 - LEASES

A.	The Group entered into several office space lease agreements. The range lease terms for office space are between 1 year and 15 years. The Group’s lease liability is guaranteed by the assets’ legal ownership of the lessor.

Office spaces

Cost:
Balance as of January 1, 2025	63,503
Additions	4,183
Disposal	(981)
Balance as of December 31, 2025	66,705

Accumulated depreciation:
Balance as of January 1, 2025	(19,097)
Depreciation	(6,716)
Disposal	981
Balance as of December 31, 2025	(24,832)
Depreciated balance as of December 31, 2025	41,873

Office spaces

Cost:
Balance as of January 1, 2024	46,649
Additions	17,191
Disposal	(337)
Balance as of December 31, 2024	63,503

Accumulated depreciation:
Balance as of January 1, 2024	(13,991)
Depreciation	(5,291)
Disposal	185
Balance as of December 31, 2024	(19,097)
Depreciated balance as of December 31, 2024	44,406
B.	AMOUNTS RECOGNIZED IN PROFIT OR LOSS AND IN THE STATEMENTS OF CASH FLOWS:

	December 31,
	2025	2024	2023
Profit and loss:
Depreciation expense on right-of-use assets	6,716	5,291	4,306
Interest expense on lease liabilities	2,358	1,806	1,750
Expense relating to short-term leases	379	610	1,828
Expense relating to variable lease payments not included in the measurement of the lease liability (management fee)	391	-	635
Total lease expense	9,844	7,707	8,519
The total cash outflow for leases	6,931	5,925	5,146

Interest rate range	3%-14%	3%-14%	6.5%-31%

C.	MATURITY ANALYSIS OF LEASE LIABILITIES (AMOUNTS PRESENTED BELOW ARE CONTRACTUAL, UNDISCOUNTED LEASE PAYMENTS):

	December 31,
	2025	2024

2026	7,684	5,900
2027	6,253	6,013
2028	5,224	6,317
2029	5,283	5,281
2030	5,303	4,395
2031 and thereafter	37,895	40,068
Total undiscounted cash flows	67,642	67,974

Less - imputed interest	(13,179)	(19,670)
Present value of lease liabilities	54,463	48,304
Less - current portion of lease liabilities	(5,978)	(4,758)
Non-current portion of lease liabilities	48,485	43,546